Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Business Acquisition [Line Items]
Schedule of Business Acquisition

May 31, 2012
Consideration:
Cash	$4,672
Common stock	7,723
$12,395

Identifiable assets:
Cash and cash equivalents	$24,943
Investment securities	14,082
Loans	73,463
Premises and equipment	5,158
Other assets	8,799
Total identifiable assets	126,445

Identifiable liabilities:
Deposits	122,723
Other liabilities	698
Total identifiable liabilities	123,421

Net identifiable assets	3,024
Goodwill	8,098
Core deposit intangible	1,273
$12,395

Acquired Loans At Acquisition

Contractual required principal and interest	$10,758
Nonaccretable difference	(1,917)
Expected cash flows	8,841
Accretable yield	(1,823)
Carrying balance	$7,018

Schedule Of Intangible Assets

Intangible Assets
Balance, January 1, 2012	$1,274
Core deposit intangible acquired in conjunction with the acquisition of VSB	1,273
Amortization expense	(478)
Balance, December 31, 2012	$2,069

Schedule Of Goodwill

Goodwill
Balance, January 1, 2012	$54,890
Goodwill acquired in conjunction with the acquisition of VSB	8,098
Balance, December 31, 2012	$62,988

Virginia Savings Bank [Member]
Business Acquisition [Line Items]
Acquired Loans At Acquisition

May 31, 2012

Contractually required principal and interest	$11,567
Contractual cash flows not expected to be collected (non-accretable difference)	(3,973)
Expected cash flows	7,594
Interest component of expected cash flows (accretable difference)	(954)
Estimated fair value of purchased credit impaired loans acquired	$6,640

Estimated fair value of performing loans acquired (contractual balance of $72.5 million)	66,823
Estimated fair value of loans acquired	$73,463